STOCK-BASED COMPENSATION	90 Months Ended
Oct. 31, 2011
STOCK-BASED COMPENSATION

NOTE 9 – STOCK-BASED COMPENSATION

Shares for Services

The Company issued 500,000 restricted shares of common stock to one of its stockholders for consulting services rendered and recognized stock-based compensation expense of $0 and $10,555 during the three and nine months ended October 31, 2011. During the three and nine months ended October 31, 2010, the Company issued 4,000,000 common shares to the individual in payment for the services to be rendered and recorded $220,000 as stock-based compensation. The Company valued the shares based on market value on the date of the agreements.

Stock Options

The Company has a stock-based compensation plan known as the 2007 Stock Option Plan (the “Plan”). The Plan provides for the granting of incentive and non-qualified stock options to acquire common shares in the capital of California Gold Corp. The number of shares authorized under the Plan is 16,000,000. As of October 31, 2011, 5,000,000 shares remain available for future grants under the Plan.

On July 27, 2011, the Company granted options to purchase 11,000,000 shares of its common stock to its employees and outside consultants. These options have a 10-year term and were granted with an exercise price of $0.09. The one third of these options, or 3,666,667, vested on the date of the grant, with the remaining two thirds vesting on the first and second anniversaries of the date of grant. All vested options are exercisable, in full or in part, at any time after vesting, until termination. As of October 31, 2011, no options were exercised or forfeited. The Company recorded stock-based compensation expense attributable to options of $82,498 and $412,487 during the three and nine months ended October 31, 2011. As of October 31, 2011, there was approximately $577,481 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the period of 1.75 years.

Outstanding options had $0 intrinsic value at October 31, 2011, due to the exercise price being greater than the value of the Company’s common stock at the reporting date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate	3.01%
Dividend yield	0.00%
Volatility	260.65%
Expected life	6 years
Expected forfeiture rate	0.00%